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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549


                                                               FORM N-PX

                                                ANNUAL REPORT OF PROXY VOTING RECORD OF
                                               REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Investment Company Act file number 811-07359

                                                 HYPERION BROOKFIELD INCOME FUND, INC.
                                          (Exact name of registrant as specified in charter)

                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                          (Address of principal executive offices) (Zip code)

                                                      CLIFFORD E. LAI, PRESIDENT
                                                 HYPERION BROOKFIELD INCOME FUND, INC.
                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                                (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31


Date of reporting period:  July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record.
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                                                          Vote Summary Report
                                                     July 01, 2006 - June 30, 2007

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                                      Meeting      No./Description                       Management   Vote
    Name        Ticker   Security ID    Date         of Item           Sponsor of Item   Vote Rec     Cast
   ------       ------   -----------   -------     ------------         --------------    -------     ----
Health Care
REIT, Inc.      HCN      42217K403     5/3/2007   3) Increase number of
                                                   authorized shares of   Management      For         None
                                                   preferred stock


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                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.


By:  /s/ Clifford E. Lai
    --------------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 30, 2007